UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.2%
	COMMUNICATIONS – 5.5%
2,480	Comcast Corp. - Class A	$140,045
635	Google, Inc. - Class C*	347,980
1,385	Time Warner Cable, Inc.	207,584
2,665	Walt Disney Co.	279,532
		975,141

	CONSUMER DISCRETIONARY – 12.6%
662	Amazon.com, Inc.*	246,330
2,722	Delphi Automotive PLC[1]	217,052
8,980	Gildan Activewear, Inc.[1]	265,090
6,153	LKQ Corp.*	157,271
2,970	Macy's, Inc.	192,783
1,914	Snap-on, Inc.	281,473
2,500	Starbucks Corp.	236,750
3,285	TJX Cos., Inc.	230,114
5,565	VF Corp.	419,100
		2,245,963

	CONSUMER STAPLES – 9.8%
4,250	Dollar General Corp.*	320,365
2,345	Energizer Holdings, Inc.	323,727
2,915	Estee Lauder Cos., Inc. - Class A	242,412
1,930	JM Smucker Co.	223,359
3,355	Nestle S.A. - ADR[1]	252,365
4,415	TreeHouse Foods, Inc.*	375,363
		1,737,591

	ENERGY – 6.0%
2,785	Cameron International Corp.*	125,659
1,225	Concho Resources, Inc.*	142,002
1,830	EOG Resources, Inc.	167,793
3,355	Halliburton Co.	147,217
2,385	Schlumberger Ltd.[1]	199,005
5,090	World Fuel Services Corp.	292,573
		1,074,249

	FINANCIALS – 18.9%
9,190	Air Lease Corp. - Class A	346,831
7,655	American International Group, Inc.	419,417
1,820	Berkshire Hathaway, Inc. - Class B*	262,662
6,825	Discover Financial Services	384,589
25,505	FNB Corp.	335,136
8,037	FNF Group	295,440
3,545	JPMorgan Chase & Co.	214,756
4,355	LPL Financial Holdings, Inc.	191,010
3,230	Reinsurance Group of America, Inc.	301,004

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
14,375	Umpqua Holdings Corp.	$246,962
5,624	Visa, Inc. - Class A	367,866
		3,365,673

	HEALTH CARE – 18.8%
2,759	Bio-Techne Corp.	276,700
3,120	Danaher Corp.	264,888
1,635	Gilead Sciences, Inc.*	160,443
15,405	Hologic, Inc.*	508,750
3,667	Hospira, Inc.*	322,109
1,560	Johnson & Johnson	156,936
2,365	Medtronic PLC[1]	184,446
1,163	Mettler-Toledo International, Inc.*	382,220
1,590	Pall Corp.	159,620
2,820	Perrigo Co.[1]	466,851
4,365	Roche Holding A.G. - ADR[1]	150,069
2,600	UnitedHealth Group, Inc.	307,554
		3,340,586

	INDUSTRIALS – 10.3%
1,229	FedEx Corp.	203,338
3,275	Honeywell International, Inc.	341,615
981	Precision Castparts Corp.	206,010
2,430	Roper Industries, Inc.	417,960
2,960	Stericycle, Inc.*	415,673
1,974	WABCO Holdings, Inc.*	242,565
		1,827,161

	MATERIALS – 2.2%
1,249	3M Co.	206,023
2,016	Carlisle Cos., Inc.	186,742
		392,765

	TECHNOLOGY – 13.1%
4,187	Adobe Systems, Inc.*	309,587
5,170	Apple, Inc.	643,303
9,850	Aspen Technology, Inc.*	379,126
3,170	Guidewire Software, Inc.*	166,774
2,305	IHS, Inc. - Class A*	262,217
5,555	NXP Semiconductor N.V.* 1	557,500
		2,318,507

	TOTAL COMMON STOCKS (Cost $14,793,839)	17,277,636

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.9%
$515,330	UMB Money Market Fiduciary, 0.01%[2]	$515,330

	TOTAL SHORT-TERM INVESTMENTS (Cost $515,330)	515,330

	TOTAL INVESTMENTS – 100.1% (Cost $15,309,169)	17,792,966
	Liabilities in Excess of other assets – (0.1)%	(20,171)

	TOTAL NET ASSETS – 100.0%	$17,772,795

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.6%
	COMMUNICATIONS – 0.9%
56,150	EarthLink Holdings Corp.	$249,306

	CONSUMER DISCRETIONARY – 11.3%
15,627	Arctic Cat, Inc.	567,573
23,205	Chico's FAS, Inc.	410,496
9,465	Children's Place, Inc.	607,558
27,240	Crocs, Inc.*	321,704
10,505	Finish Line, Inc. - Class A	257,583
9,596	FTI Consulting, Inc.*	359,466
3,088	Ignite Restaurant Group, Inc.*	14,977
11,580	KB Home	180,880
5,270	Kirkland's, Inc.*	125,162
7,400	TriMas Corp.*	227,846
22,236	West Marine, Inc.*	206,128
		3,279,373

	CONSUMER STAPLES – 1.5%
13,830	Flowers Foods, Inc.	314,494
4,170	Seneca Foods Corp. - Class A*	124,308
		438,802

	ENERGY – 1.8%
3,060	EnerSys, Inc.	196,574
9,235	Gulfmark Offshore, Inc.	120,424
91,458	PetroQuest Energy, Inc.*	210,354
		527,352

	FINANCIALS – 20.0%
19,333	Ameris Bancorp	510,198
3,925	Bancfirst Corp.	239,347
8,852	Bank Mutual Corp.	64,797
8,000	BankUnited, Inc.	261,920
6,165	Banner Corp.	282,974
13,020	Capstead Mortgage Corp. - REIT	153,245
87,155	Chimera Investment Corp. - REIT	273,667
45,053	First Busey Corp.	301,405
14,605	First Community Bancshares, Inc.	256,026
26,970	First Horizon National Corp.	385,401
40,656	First Niagara Financial Group, Inc.	359,399
13,989	Hanmi Financial Corp.	295,867
44,627	Investors Bancorp, Inc.	523,028
6,671	Lakeland Financial Corp.	270,709
6,210	Peoples Bancorp, Inc.	146,804
9,235	Simmons First National Corp. - Class A	419,916
18,815	TFS Financial Corp.	276,204

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
31,935	Umpqua Holdings Corp.	$548,643
9,350	Urstadt Biddle Properties, Inc. - Class A - REIT	215,611
		5,785,161

	HEALTH CARE – 8.8%
9,695	Alere, Inc.*	474,085
84,328	Alphatec Holdings, Inc.*	122,276
6,915	Emergent Biosolutions, Inc.*	198,875
4,615	Haemonetics Corp.*	207,306
4,850	Hill-Rom Holdings, Inc.	237,650
12,845	LHC Group, Inc.*	424,270
24,859	OraSure Technologies, Inc.*	162,578
19,740	Orthofix International N.V.* 1	708,469
		2,535,509

	INDUSTRIALS – 17.6%
6,465	Applied Industrial Technologies, Inc.	293,123
3,655	Astec Industries, Inc.	156,726
18,495	AZZ, Inc.	861,682
4,213	CLARCOR, Inc.	278,311
6,120	Dynamic Materials Corp.	78,152
4,675	EMCOR Group, Inc.	217,247
25,026	ESCO Technologies, Inc.	975,514
2,575	Esterline Technologies Corp.*	294,632
36,017	Great Lakes Dredge & Dock Corp.*	216,462
19,960	GSI Group, Inc.* 1	265,867
6,810	ITT Corp.	271,787
25,085	NN, Inc.	629,132
4,665	Orbital ATK, Inc.	357,479
3,580	Watts Water Technologies, Inc. - Class A	197,008
		5,093,122

	MATERIALS – 10.0%
6,005	Allegheny Technologies, Inc.	180,210
5,160	Carlisle Cos., Inc.	477,971
11,315	Innospec, Inc.	524,903
7,619	Minerals Technologies, Inc.	556,949
26,610	Myers Industries, Inc.	466,473
17,805	PH Glatfelter Co.	490,172
3,114	Sensient Technologies Corp.	214,492
		2,911,170

	TECHNOLOGY – 16.5%
137,079	Aviat Networks, Inc.*	163,124
110,080	Axcelis Technologies, Inc.*	261,990
6,930	BroadSoft, Inc.*	231,878

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
64,459	Electro Scientific Industries, Inc.	$398,357
21,950	Informatica Corp.*	962,617
13,731	Logitech International S.A.[1]	180,563
5,783	NETGEAR, Inc.*	190,145
30,245	Polycom, Inc.*	405,283
32,946	QLogic Corp.*	485,624
50,815	Radisys Corp.*	109,252
42,113	Riverbed Technology, Inc.*	880,583
9,580	Tessera Technologies, Inc.	385,882
9,810	Vishay Intertechnology, Inc.	135,574
		4,790,872

	UTILITIES – 3.2%
5,150	American States Water Co.	205,434
3,350	Laclede Group, Inc.	171,587
7,390	New Jersey Resources Corp.	229,533
5,230	Portland General Electric Co.	193,981
3,925	Unitil Corp.	136,472
		937,007

	TOTAL COMMON STOCKS (Cost $23,827,632)	26,547,674

Principal Amount

	SHORT-TERM INVESTMENTS – 8.5%
$2,466,679	UMB Money Market Fiduciary, 0.01%[2]	2,466,679

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,466,679)	2,466,679

	TOTAL INVESTMENTS – 100.1% (Cost $26,294,311)	29,014,353
	Liabilities in Excess of other assets – (0.1)%	(41,475)

	TOTAL NET ASSETS – 100.0%	$28,972,878

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$15,319,275	$26,298,725

Gross unrealized appreciation	$2,678,353	$3,763,770
Gross unrealized depreciation	(204,662)	(1,048,142)
Net unrealized appreciation on investments	$2,473,691	$2,715,628

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Funds’ assets carried at fair value:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$17,277,636	$-	$-	$17,277,636
Short-Term Investments	515,330	-	-	515,330
Total	$17,792,966	$-	$-	$17,792,966

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$26,547,674	$-	$-	$26,547,674
Short-Term Investments	2,466,679	-	-	2,466,679
Total	$29,014,353	$-	$-	$29,014,353

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/26/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/26/15